Derivatives and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments
The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
	Balance sheet location	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
		(U.S. $ in thousands)		(U.S. $ in thousands)
Assets derivatives - Foreign exchange contracts, not designated as hedging instruments	Other current assets	$238	$15	$59,348	$5,680
Assets derivatives - Foreign exchange contracts, designated as cash flow hedge	Other current assets	2,226	454	51,555	55,880
Liability derivatives - Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(308)	(175)	38,672	99,514
Liability derivatives - Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(36)	(235)	5,530	29,587
		$2,120	$59	$155,105	$190,661